Financial Risk Management, Objectives and Policies (Details) - Schedule of Changes in Liabilities Arising from Financing Activities - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Hedge finance cost payable [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Beginning balance	S/ 5,978	S/ 6,213
Finance cost on cross currency swaps	1,730	15,155
Cash outflow	(7,708)	(15,390)
Ending Balance		5,978
Dividends payable [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Beginning balance	9,764	9,550
Distribution of dividends	175,524	179,805
Cash inflow	465	229
Cash outflow	(175,431)	(179,820)
Ending Balance	10,322	9,764
Interest-bearing loans [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Beginning balance	1,593,171	1,545,355
Cash inflow	639,000	525,000
Cash outflow	(661,520)	(448,984)
Movement of foreign currency		(25,407)
Amortization of costs of issuance of senior notes	2,206	(2,793)
Others	169
Ending Balance	S/ 1,573,026	S/ 1,593,171